Profit (Loss) for the Year (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Profit (Loss) for the Year
	2016		2017		2018		2018
	RMB’000		RMB’000		RMB’000		US$’000
Profit (loss) for the year has been arrived at after charging:

Directors and key management’s remuneration:
- Salary		3,996		4,863		4,654		677
- Retirement benefit scheme contributions		50		50		50		7
- Share-based payments		—		—		—		—

Total directors and key management’s remuneration		4,046		4,913		4,704		684
Other staff costs		244,203		239,372		239,726		34,867
Retirement benefit scheme contributions, excluding those of directors and key management		30,424		30,248		29,973		4,359

Total staff costs		278,673		274,533		274,403		39,910

Cost of inventories recognized as an expense included in:
- Cost of sales		1,862,017		2,449,399		2,779,768		404,300
- Sales of scrap materials		343,738		402,237		448,773		65,271
- Research and development expense		56,839		38,616		33,601		4,887

Total cost of inventories recognized as an expense		2,262,594		2,890,252		3,262,142		474,458

Amortization of prepaid lease payments		9,425		9,425		9,425		1,371
Depreciation of property, plant and equipment		154,783		147,959		146,075		21,246
Loss on disposal of property, plant and equipment		105		31		18,512		2,692